Financial instruments - Contractual Maturities of Derivative Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	$ 9,576	$ 11,830
Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	11,475	13,460
Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	5,689	6,863
Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	1,886	2,601
Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	1,172	1,350
Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	762	777
Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	500	416
Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	1,466	1,453
Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(1,899)	(1,630)
Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	64	98
Interest rate swaps | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	68	98
Interest rate swaps | Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	20	78
Interest rate swaps | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	16	9
Interest rate swaps | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	16	3
Interest rate swaps | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	16	3
Interest rate swaps | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	5
Interest rate swaps | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	0
Interest rate swaps | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(4)	0
Forward foreign exchange contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	379	592
Forward foreign exchange contracts | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities		0
Forward foreign exchange contracts | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	477	565
Forward foreign exchange contracts | Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	393	465
Forward foreign exchange contracts | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	84	77
Forward foreign exchange contracts | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	3	25
Forward foreign exchange contracts | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(3)	1
Forward foreign exchange contracts | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0
Forward foreign exchange contracts | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	(3)
Forward foreign exchange contracts | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(98)	27
Currency swaps and options
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	2,489	1,972
Currency swaps and options | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	3,992	3,118
Currency swaps and options | Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	925	551
Currency swaps and options | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	693	609
Currency swaps and options | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	627	521
Currency swaps and options | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	423	392
Currency swaps and options | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	316	186
Currency swaps and options | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	1,008	859
Currency swaps and options | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(1,503)	(1,146)
Commodity derivatives
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	6,630	9,161
Commodity derivatives | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	6,925	9,671
Commodity derivatives | Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	4,345	5,767
Commodity derivatives | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	1,088	1,902
Commodity derivatives | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	524	799
Commodity derivatives | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	326	381
Commodity derivatives | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	184	225
Commodity derivatives | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	458	597
Commodity derivatives | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(295)	(510)
Other
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	14	7
Other | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	13	8
Other | Gross carrying amount | Less than one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	6	2
Other | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	5	4
Other | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	2	2
Other | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	0
Other | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	0
Other | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	0
Other | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	$ 1	$ (1)